CONSOLIDATED STATEMENTS OF INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
NET OPERATING REVENUE	R$ 26,744,905	R$ 19,112,089	R$ 20,599,212
COST OF ELECTRIC ENERGY SERVICES
Cost of electric energy	(16,901,518)	(11,200,242)	(13,311,747)
Cost of operation	(2,771,145)	(2,248,795)	(1,907,107)
Cost of services rendered to third parties	(2,074,611)	(1,357,032)	(1,049,101)
GROSS PROFIT	4,997,632	4,306,020	4,331,167
Operating expenses
Sales expenses	(590,232)	(547,251)	(464,583)
General and administrative expenses	(947,072)	(849,416)	(863,499)
Other Operating Expense	(438,494)	(386,746)	(357,653)
INCOME FROM ELECTRIC ENERGY SERVICES	3,021,834	2,522,608	2,645,434
Equity interests in associates and joint ventures	312,390	311,414	216,885
FINANCE INCOME (EXPENSES)
Finance income	880,314	1,200,503	1,143,247
Finance expenses	(2,367,868)	(2,653,978)	(2,551,110)
Finance income (expenses)	(1,487,554)	(1,453,474)	(1,407,863)
PROFIT BEFORE TAXES	1,846,670	1,380,547	1,454,454
Social contribution	(168,728)	(150,859)	(160,162)
Income tax	(434,901)	(350,631)	(419,015)
Total income tax and social contributions	(603,629)	(501,490)	(579,177)
PROFIT FOR THE YEAR	1,243,042	879,057	875,277
Profit attributable to the owners of the Company	1,179,750	900,885	864,940
Profit (loss) attributable to noncontrolling interests	R$ 63,292	R$ (21,828)	R$ 10,337
Earnings per share attributable to owners of the Company:
Basic	R$ 1.16	R$ 0.89	R$ 0.85
Diluted	R$ 1.15	R$ 0.87	R$ 0.83